Finance and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Finance And Operating Leases
Schedule of Lease Cost

The Company recognized the following total lease cost related to the Company’s lease arrangements:

	2022	2021
Finance lease and operating lease costs	99,823	127,459
Expenses relating to short-term leases	19,892	13,698
Total lease cost	$119,715	$141,157

Schedule of Remaining Lease Payments

As of December 31, 2022, the Company’s remaining lease payments are as follows:

Leases
2023	$133,161
2024	133,161
2025	102,090
Total remaining lease payments (undiscounted)	368,412
Less: imputed interest	15,241
Present value of lease liabilities	$353,171

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases:

		As of December 31,
	Classification	2022	2021
Assets:
Operating lease assets	Right-of-use lease assets	$341,625	$155,323
Operating leases
Lease Liability - current	Current liabilities – lease liabilities	$124,095	$72,730
Lease liability – non-current	Non-current liabilities – lease liabilities	$229,076	$49,656

Schedule of Other Information Related to Leases

Other information related to leases for the years ended December 31, 2022 and 2021:

	2022	2021
Weighted-average remaining lease term (years) - operating leases	2.8	1.7
Weighted-average discount rate - operating leases	3.2%	2.9%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$-	$11,551
Operating cash flows from operating leases	$83,859	$101,134